Subsequent Events (Details)								12 Months Ended
	Mar. 31, 2025 USD ($)	Feb. 11, 2025 EUR (€)	Feb. 07, 2025 USD ($) $ / shares shares	Jan. 10, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€) shares	Jan. 31, 2024	Jan. 26, 2023 $ / shares	Dec. 31, 2024 EUR (€) shares	Mar. 31, 2025 EUR (€)	Mar. 06, 2025 shares	Jan. 10, 2025 USD ($) shares	Dec. 09, 2024 EUR (€)	Dec. 31, 2023 EUR (€) shares	Aug. 30, 2023 shares
Subsequent Events [Line Items]
Ownership percentage					22.00%			52.00%
Ordinary shares issued (in Shares)													1,650,000	150,000
Cash (in Euro) | €					€ 1,531,994			€ 1,531,994					€ 2,293,518
Number of trading days								15 days
Offering price per share (in Dollars per share) | $ / shares							$ 5
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)					9,825,000			9,825,000					3,960,000
Aggregate gross proceeds (in Dollars) | $	$ 500,000
Series A Preferred Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)					545,000			545,000
Offering price per share (in Dollars per share) | $ / shares			$ 5
Juve Stabia [Member]
Subsequent Events [Line Items]
Cash (in Euro) | €					€ 1,500,000			€ 1,500,000				€ 500,000
Subsequent [Member]
Subsequent Events [Line Items]
Ownership percentage				35.00%		38.00%
Ordinary shares issued (in Shares)				2,400,000						100,000	2,400,000
Cash (in Euro) | €		€ 500,000
Aggregate gross proceeds (in Dollars) | $			$ 932,000
Total shares (in Shares)			731,400
Total amount raised (in Dollars) | $			$ 3,657,000
Subsequent [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary Shares value				€ 1,500,000					€ 500,000		$ 1,560,000
Cash (in Euro) | €									€ 500,000
Subsequent [Member] | Series A Preferred Shares [Member]
Subsequent Events [Line Items]
Issuance of preferred shares (in Shares)			186,400
Subsequent [Member] | Juve Stabia [Member]
Subsequent Events [Line Items]
Ownership percentage		38.00%		35.00%
Subsequent [Member] | Juve Stabia [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Cash (in Euro) | €				€ 500,000
Forecast [Member]
Subsequent Events [Line Items]
Ownership percentage	52.00%